Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Underlying Inputs
December 31, 2012
Available for Sale:
U.S. Government agencies	$13,092	$—	$13,092	$—
States and political subdivisions	58,786	—	58,786	—
Corporate obligations	8,868	—	8,868	—
Mortgage-backed securities – government sponsored entities	64,325	—	64,325	—
Equity securities – financial services	319	319	—	—
Total available for sale	$145,390	$319	$145,071	$—

December 31, 2011
Available for Sale:
U.S. Government agencies	$13,398	$—	$13,398	$—
States and political subdivisions	56,746	—	56,746	—
Corporate obligations	8,809	—	8,809	—
Mortgage-backed securities – government sponsored entities	70,965	—	70,965	—
Equity securities – financial services	263	263	—	—
Total available for sale	$150,181	$263	$149,918	$—

Fair Value, Assets Measured on Nonrecurring Basis [Table Text Block]

	Fair Value Measurement Reporting Date using
Description	Total	(Level 1) Quoted Prices in Active Markets For Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Underlying Inputs
December 31, 2012
Impaired Loans	$11,616	$—	$—	$11,616
Foreclosed real estate	852	—	—	852

December 31, 2011
Impaired Loans	$12,399	$—	$—	$12,399
Foreclosed real estate	2,910	—	—	2,910

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Norwood has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
(In thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range(Weighted Average)
December 31, 2012
Impaired loans	$11,616	Appraisal of collateral(1)	Appraisal adjustments(2)	10-30% (24.10%)
Foreclosed real estate owned	$ 852	Appraisal of collateral(1)(3)	Liquidation expenses(2)	20%

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.

(2) Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

(3) Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Value, by Balance Sheet Grouping [Table Text Block]

The estimated fair values of the Bank's financial instruments were as follows at December 31, 2012 and December 31, 2011. (In thousands)

	Fair Value Measurements at December 31, 2012
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$12,295	$12,295	$12,295	$-	$-
Securities	145,563	145,567	319	145,248	-
Loans receivable, net	471,208	485,848	-	-	485,848
Mortgage servicing rights	243	243	-	243	-
Regulatory stock	2,630	2,630	2,630	-	-
Bank owned life insurance	15,357	15,357	15,357	-	-
Accrued interest receivable	2,393	2,393	2,393	-	-

Financial liabilities:
Deposits	524,425	526,080	313,165	-	212,915
Short-term borrowings	28,697	28,697	28,697	-	-
Other borrowings	22,487	25,426	-	-	25,426
Accrued interest payable	1,242	1,242	1,242	-	-

Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$21,423	$21,423
Securities	150,352	150,358
Loans receivable, net	452,449	463,118
Mortgage servicing rights	302	308
Regulatory stock	3,675	3,675
Bank owned life insurance	11,887	11,887
Accrued interest receivable	2,468	2,468

Financial liabilities:
Deposits	525,767	527,707
Short-term borrowings	21,794	21,794
Other borrowings	27,670	30,002
Accrued interest payable	1,321	1,321

Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit	-	-